Expense Example	Feb. 29, 2024 USD ($)
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,146
Destinations Large Cap Equity Fund | Destinations Large Cap Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	969
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,378
Destinations Small-Mid Cap Equity Fund | Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,204
Destinations International Equity Fund | Destinations International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,500
Destinations International Equity Fund | Destinations International Equity Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,329
Destinations Equity Income Fund | Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,305
Destinations Equity Income Fund | Destinations Equity Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,131
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,079
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	901
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,224
Destinations Low Duration Fixed Income Fund | Destinations Low Duration Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,048
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	1,393
Destinations Global Fixed Income Opportunities Fund | Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,220
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,133
Destinations Municipal Fixed Income Fund | Destinations Municipal Fixed Income Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	956
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,076
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,914
Destinations Shelter Fund | Destinations Shelter Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,439
Destinations Shelter Fund | Destinations Shelter Fund | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,267